Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Alternative Strategies Fund

Supplement Dated August 1, 2019, to the Prospectus Dated February 27, 2019

Important Changes to the Fund

The Fund's Board of Trustees has approved changes to the investment objective and benchmark of the Fund. The Fund's investment objective will change to: “The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.” The Fund's performance benchmark will change from the FTSE 3-month US T-Bill Index +4% to the FTSE 3-month US T-Bill Index.

The Fund will also adopt a risk methodology that targets a fixed volatility range of 5-7% measured at the portfolio level. However, the Fund's volatility from time to time may move outside this targeted range.

The account minimum required to open and maintain an account will be reduced from $250,000 to $50,000.

The investment objective and benchmark changes for the Fund, together with the risk methodology adoption, are expected to become effective on or about November 1, 2019. The Fund's registration statement will be updated at that time to reflect these changes. The account minimum change is expected to become effective on or about November 4, 2019.

Prospectus Text Changes

The following replaces similar text under the heading “Investment Objective” in the Fund Summary section:

The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.

The following paragraph is added after the third paragraph under the heading “Principal Investment Strategies” in the Fund Summary section:

The Fund has adopted a risk methodology that targets a fixed volatility range of 5-7% measured at the portfolio level. However, the Fund's volatility from time to time may move outside this targeted range.

The following replaces similar text under the heading “Annual Total Returns”:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective November 1, 2019, the FTSE 3-month US T-Bill Index +4% was replaced with the FTSE 3-month US T-Bill Index in order to align with the Fund's investment objective and risk methodology. The Spliced Alternative Strategies Index reflects the performance of the FTSE 3-month US T-Bill Index +4% through October 31, 2019, and the FTSE 3-month US T-Bill Index thereafter. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The “Average Annual Total Returns” table for the Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Aug. 11,
	1 Year	2015)
Vanguard Alternative Strategies Fund Investor Shares
Return Before Taxes	2.28%	2.44%
Return After Taxes on Distributions	1.97	1.82
Return After Taxes on Distributions and Sale of Fund Shares	1.57	1.69
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
FTSE 3-month US T-Bill Index +4%	6.15%	5.06%
Spliced Alternative Strategies Index	—	—
FTSE 3-month US T-Bill Index	—	—

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 1298 082019
Vanguard Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Alternative Strategies Fund

Supplement Dated August 1, 2019, to the Prospectus Dated February 27, 2019

Important Changes to the Fund

The Fund's Board of Trustees has approved changes to the investment objective and benchmark of the Fund. The Fund's investment objective will change to: “The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.” The Fund's performance benchmark will change from the FTSE 3-month US T-Bill Index +4% to the FTSE 3-month US T-Bill Index.

The Fund will also adopt a risk methodology that targets a fixed volatility range of 5-7% measured at the portfolio level. However, the Fund's volatility from time to time may move outside this targeted range.

The account minimum required to open and maintain an account will be reduced from $250,000 to $50,000.

The investment objective and benchmark changes for the Fund, together with the risk methodology adoption, are expected to become effective on or about November 1, 2019. The Fund's registration statement will be updated at that time to reflect these changes. The account minimum change is expected to become effective on or about November 4, 2019.

Prospectus Text Changes

The following replaces similar text under the heading “Investment Objective” in the Fund Summary section:

The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.

The following paragraph is added after the third paragraph under the heading “Principal Investment Strategies” in the Fund Summary section:

The Fund has adopted a risk methodology that targets a fixed volatility range of 5-7% measured at the portfolio level. However, the Fund's volatility from time to time may move outside this targeted range.

The following replaces similar text under the heading “Annual Total Returns”:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective November 1, 2019, the FTSE 3-month US T-Bill Index +4% was replaced with the FTSE 3-month US T-Bill Index in order to align with the Fund's investment objective and risk methodology. The Spliced Alternative Strategies Index reflects the performance of the FTSE 3-month US T-Bill Index +4% through October 31, 2019, and the FTSE 3-month US T-Bill Index thereafter. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The “Average Annual Total Returns” table for the Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Aug. 11,
	1 Year	2015)
Vanguard Alternative Strategies Fund Investor Shares
Return Before Taxes	2.28%	2.44%
Return After Taxes on Distributions	1.97	1.82
Return After Taxes on Distributions and Sale of Fund Shares	1.57	1.69
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
FTSE 3-month US T-Bill Index +4%	6.15%	5.06%
Spliced Alternative Strategies Index	—	—
FTSE 3-month US T-Bill Index	—	—

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 1298 082019